Stock-based Compensation (Weighted Average Fair Values, Assumptions in Valuation Models for Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stock-Based Compensation [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2.37	$ 2.8
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.22%	0.66%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	4.60%	4.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	14.41%	15.45%